Consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Profit or loss [abstract]
Net interest income		£ 991	£ 894	£ 860
– interest income		2,105	1,590	1,559
– interest expense		(1,114)	(696)	(699)
Net fee income		644	669	744
– fee income		1,312	1,324	1,382
– fee expense		(668)	(655)	(638)
Net income from financial instruments held for trading or managed on a fair value basis		1,545	783	950
Net (expense)/income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(1,326)	440	774
Changes in fair value of long-term debt and related derivatives		(45)	(16)	8
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		32	158	335
Gains less losses from financial investments		0	14	46
Net insurance premium income		1,036	919	987
Other operating income		12	241	353
Total operating income		2,889	4,102	5,057
Net insurance claims, benefits paid and movement in liabilities to policyholders		233	(1,339)	(1,700)
Net operating income before change in expected credit losses and other credit impairment charges	[1]	3,122	2,763	3,357
Change in expected credit losses and other credit impairment charges		(187)	103	71
Net operating income		2,935	2,866	3,428
Total operating expenses		(2,587)	(2,741)	(2,721)
– employee compensation and benefits		(840)	(947)	(1,076)
– general and administrative expenses		(1,681)	(1,686)	(1,579)
– depreciation and impairment of property, plant and equipment and right of use assets		(44)	(53)	(57)
– amortisation and impairment of intangible assets		(22)	(55)	(9)
Operating profit		348	125	707
Share of (loss)/profit in associates and joint ventures		(21)	83	108
Profit before tax		327	208	815
Tax (expense)/credit		(86)	97	(74)
Profit for the period		241	305	741
Profit attributable to the parent company		237	304	737
Profit attributable to non-controlling interests		£ 4	£ 1	£ 4

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.